RELATED PARTY TRANSACTIONS	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
15.	Related party loans:

On July 22, 2025, the Company entered into secured loans with two related parties of the Company for total proceeds of $1,400. The lenders are related parties of the Company through their representation on the Company’s Board of Directors. The loans bear interest at 15% per annum, with repayment due upon the earlier of a qualifying financing or August 8, 2025. The loan proceeds were used to fund short-term working capital needs.

The Company and the lenders entered into an equity set-off agreement, resulting in the outstanding principal and accrued interest of $1,408 being settled through participation in the Rights Offering, corresponding to the issuance of 887,243 Class B Series 1 redeemable convertible preferred shares and 3,179,370 Class B Series 3 redeemable convertible preferred shares.

Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS:

Founder Shares

On March 28, 2025, the Sponsor and independent directors (“Initial Shareholders”) paid $25,000 to cover the Company’s offering and formation costs in exchange for 5,750,000 Founder Shares issued to the Initial Shareholders. On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of the independent directors transferred 13,333 Founder Shares to the Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 Founder Shares, and each of the independent directors currently holds 40,000 Founder Shares for an aggregate of 7,666,667 Founder Shares. All share and per share data has been retrospectively presented.

The Founder Shares include an aggregate of up to 1,000,000 shares that were subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will collectively represent 25% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On September 5, 2025, the underwriters exercised their over-allotment option in full to be settled as part of the closing of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 1,000,000 Founder Shares are no longer subject to forfeiture by the Sponsor.

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On January 21, 2026, the sponsor agreed to forfeit 15% of its Founder Shares of the Company simultaneously and in connection with the consummation of the Company’s Business Combination with General Fusion.

Promissory Note — Related Party

On March 28, 2025, the Company issued an unsecured promissory note to the Sponsor (“IPO Note”), pursuant to which the Company was able to borrow up to an aggregate principal amount of $250,000. The IPO Note is non-interest bearing and payable on the earlier of (i) December 31, 2025 or (ii) the consummation of the Initial Public Offering. The borrowings of $151,636 under the IPO Note were paid simultaneously with the closing of the Initial Public Offering. Borrowings under the IPO Note are no longer available.

Convertible Promissory Note — Related Party

In order to finance transaction costs in connection with a Business Combination, the Sponsor, its affiliates, or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Working Capital Loans would be repaid out of the proceeds of the Trust Account released to the Company; otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account, and no proceeds held in the Trust Account would be used for such repayment. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $0.90 per warrant.

NOTE 5. RELATED PARTY TRANSACTIONS: (continued)

On June 23, 2026, pursuant to the foregoing arrangement, the Company issued an unsecured convertible promissory note (the “Note”) to the Sponsor in the principal amount of up to $1,500,000, which could be drawn down from time to time upon request by the Company prior to the Maturity Date (as defined below). The Note bears no interest, is due on the earlier of (i) the date of consummation of the Business Combination or (ii) the date the Company winds up (the “Maturity Date”). Upon consummation of a Business Combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the Note into that number of warrants equal to the principal amount being converted divided by $0.90, rounded up to the nearest whole warrant (“Working Capital Warrants”). The terms of the Working Capital Warrants are identical to the terms of the Private Placement Warrants, including the transfer restrictions applicable thereto. The Note is subject to customary events of default, certain of which would automatically cause the unpaid principal balance and all other amounts payable under the Note to become immediately due and payable. As of June 30, 2026 and December 31, 2025, the outstanding balance under the Note was $1,500,000 and $0, respectively, presented as convertible promissory note - related party on the accompanying unaudited condensed consolidated balance sheets.

Subsequent to period-end, the note was settled through the issuance to the Sponsor of 1,666,667 warrants, each exercisable for one Class A ordinary share on terms identical to the Private Placement Warrants, which, in connection with the Business Combination, were exchanged for warrants exercisable for a like number of Subordinate Voting Shares at the same per-share exercise price.

Administrative Services Agreement

Commencing on September 3, 2025, the effective date of the registration statements for the Initial Public Offering, the Company entered into an agreement with the Sponsor to pay an aggregate of $30,000 per month for office space and administrative support. The Company incurred and paid $90,000 and $180,000, respectively, in such fees included as general and administrative expenses on the accompanying statement of operations for the three and six months ended June 30, 2026. The Company did not incur any fees for these services for the three months ended June 30, 2025 and for the period from March 12, 2025 (inception) through June 30, 2025.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 28, 2025, the Sponsor and independent directors (“Initial Shareholders”) paid $25,000 to cover the Company’s offering and formation costs in exchange for 5,750,000 Class B ordinary shares (the “Founder Shares”) issued to the Initial Shareholders. On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of the independent directors transferred 13,333 Founder Shares to the Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 Founder Shares, and each of the independent directors currently holds 40,000 Founder Shares for an aggregate of 7,666,667 Founder Shares. All share and per share data has been retrospectively presented.

The Founder Shares include an aggregate of up to 1,000,000 shares that were subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will collectively represent 25% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On September 5, 2025, the underwriters exercised their over-allotment option in full to be settled as part of the closing of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 1,000,000 Founder Shares are no longer subject to forfeiture by the Sponsor.

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On March 28, 2025, the Company issued an unsecured promissory note to the Sponsor (“IPO Note”), pursuant to which the Company was able to borrow up to an aggregate principal amount of $250,000. The IPO Note is non-interest bearing and payable on the earlier of (i) December 31, 2025 or (ii) the consummation of the Initial Public Offering. The borrowings of $151,636 under the

IPO Note were paid simultaneously with the closing of the Initial Public Offering. Borrowings under the IPO Note are no longer available.

Administrative Services Agreement

Commencing on September 3, 2025, the effective date of the registration statements for the Initial Public Offering, the Company entered into an agreement with the Sponsor to pay an aggregate of $30,000 per month for office space and administrative support. The Company incurred $120,000 in such fees included as general and administrative expenses on the accompanying statement of operations for the period from March 12, 2025 (inception) through December 31, 2025.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, any of their respective affiliates or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $0.09 per warrant. As of December 31, 2025, there are no Working Capital Loans outstanding.